Accounts payable - Movement of accounts payable (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts payable [Line Items]
Beginning balance non current	R$ 1,320,927
Interest costs incurred	1,399,094	R$ 865,107
Ending balance non current	R$ 1,162,396	R$ 1,320,927